UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/06

Check here if Amendment |X|; Amendment Number:

This Amendment (Check only one.):                | | is a restatement.
                                                 |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Levy Harkins & Company, Inc.
Address: 570 Lexington Avenue, 27 Fl.
         New York, NY 10022

13F File Number: ____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Lucia LoScalzo              Office Manager                 212-888-3030
--------------------------------------------------------------------------------
Name                        (Title)                           (Phone)


                                                    /s/ Lucia LoScalzo
                                      ------------------------------------------
                                            (Manual Signature of Person Duly
                                            Authorized to Submit This Report)

                                          570 Lexington, NYC 10022    4/18/06
                                      ------------------------------------------
                                               (Place and Date of Signing)


Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.
|_|  13F NOTICE.
|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           19

Form 13F Information Table Value Total:     $287,345


List of Other Included Managers:

FORM 13F INFORMATION TABLE


                            TITLE OF                    VALUE    SHARES/   SH/   PUT/   INVSTMT    OTHER         VOTING AUTHORITY
    NAME OF ISSUER           CLASS          CUSIP      (x$1000)  PRN AMT   PRN   CALL   DSCRETN   MANAGERS    SOLE    SHARED   NONE
-----------------------     --------      ---------    --------  -------   ---   ----   -------  ----------  ------- -------- ------
American Express            COM           025816 10 9   17,265   328,542                Sole       None                        None
Berkshire Hathaway          CL B          084670 20 7   21,843     7,252                Sole       None                        None
Bear, Stearns & Co.         COM           073902 10 8   44,709   322,339                Sole       None                        None
Boeing Company              COM           097023 10 5   11,873   152,358                Sole       None                        None
Cabot Corporation           COM           127055 10 1   12,297   361,791                Sole       None                        None
Countrywide Financial Co.   COM           222372 10 4   19,446   529,876                Sole       None                        None
Echostar Comm.              CL A          278762 10 9   23,289   779,669                Sole       None                        None
Ethan Allen Interiors       COM           297602 10 4    8,812   209,701                Sole       None                        None
Fidelity National Fin.      COM           316326 10 7   17,356   488,478                Sole       None                        None
Fidelity National Title Gr. COM           31620R 10 5    4,583   201,277                Sole       None                        None
Geron Corporation           COM           374163 10 3    7,888   949,251                Sole       None                        None
Goodrich Corp               COM           382388 10 6    1,192    27,325                Sole       None                        None
Intrawest Corp.             COM           460915 20 0    7,375   215,700                Sole       None                        None
Moody's Corporation         COM           615369 10 5   21,471   300,456                Sole       None                        None
Nike Inc.                   CL B          654106 10 3    9,270   108,935                Sole       None                        None
Qualcomm Inc.               COM           747525 10 3   25,046   494,874                Sole       None                        None
Regis Corp.-MINN            COM           758932 10 7    8,773   254,447                Sole       None                        None
Scotts CO                   CL A          810186 10 6   15,731   343,766                Sole       None                        None
Worldpoint Terminals        COM           981912 20 7    9,126   690,300                Sole       None                        None